Document and Entity Information	0 Months Ended
May 22, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 22, 2014
Registrant Name	PAX WORLD FUNDS SERIES TRUST III
Central Index Key	0001598735
Amendment Flag	false
Document Creation Date	May 22, 2014
Document Effective Date	May 22, 2014
Prospectus Date	May 21, 2014
Pax Ellevate Global Women's Index Fund | Institutional Class
Risk/Return:
Trading Symbol	PXWIX
Pax Ellevate Global Women's Index Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXWEX